UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9391

The Forester Funds, Inc

(Exact name of registrant as specified in charter)

612 Paddock

Libertyville, Illinois 60048

(Address of principal executive offices)

Thomas H. Forester

Forester Capital Management, Ltd.

Libertyville, Illinois 60048

(Name and address of agent for service)

Registrant's telephone number, including area code: 224-544-5123

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Forester Fund

MICROSOFT

Ticker Symbol:MSFT	Cusip Number:594918104
Record Date: 9/29/2017	Meeting Date: 11/29/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01A.	ELECTION OF DIRECTOR: WILLIAM H. GATES III	For	Issuer	For	With
01B.	ELECTION OF DIRECTOR: REID G. HOFFMAN	For	Issuer	For	With
01C.	ELECTION OF DIRECTOR: HUGH F. JOHNSTON	For	Issuer	For	With
01D.	ELECTION OF DIRECTOR: TERI L. LIST-STOLL	For	Issuer	For	With
01E.	ELECTION OF DIRECTOR: SATYA NADELLA	For	Issuer	For	With
01F.	ELECTION OF DIRECTOR: CHARLES H. NOSKI	For	Issuer	For	With
01G.	ELECTION OF DIRECTOR: HELMUT PANKE	For	Issuer	For	With
01H.	ELECTION OF DIRECTOR: SANDRA E. PETERSON	For	Issuer	For	With
01I.	ELECTION OF DIRECTOR: PENNY S. PRITZKER	For	Issuer	For	With
01J.	ELECTION OF DIRECTOR: CHARLES W. SCHARF	For	Issuer	For	With
01K.	ELECTION OF DIRECTOR: ARNE M. SORENSON	For	Issuer	For	With
01L.	ELECTION OF DIRECTOR: JOHN W. STANTON	For	Issuer	For	With
01M.	ELECTION OF DIRECTOR: JOHN W. THOMPSON	For	Issuer	For	With
01N.	ELECTION OF DIRECTOR: PADMASREE WARRIOR	For	Issuer	For	With
02.	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	For	Issuer	For	With
03.	ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES TO APPROVE EXECUTIVE COMPENSATION	For	Issuer	For	With
04.	RATIFICATION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT AUDITOR FOR FISCAL YEAR 2018	For	Issuer	For	With
05.	APPROVAL OF MATERIAL TERMS OF THE PERFORMANCE GOALS UNDER THE EXECUTIVE INCENTIVE PLAN	For	Issuer	For	With
06.	APPROVAL OF THE MICROSOFT CORPORATION 2017 STOCK PLAN	For	Issuer	For	With

ORACLE

Ticker Symbol:ORCL	Cusip Number:68389X105
Record Date: 9/18/2017	Meeting Date: 11/15/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01.	DIRECTOR JEFFREY S. BERG MICHAEL J. BOSKIN SAFRA A. CATZ BRUCE R. CHIZEN GEORGE H. CONRADES LAWRENCE J. ELLISON HECTOR GARCIA-MOLINA JEFFREY O. HENLEY MARK V. HURD RENEE J. JAMES LEON E. PANETTA NAOMI O. SELIGMAN	For	Issuer	For	With
02.	ADVISORY VOTE TO APPROVE THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
03.	ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON THE COMPENSATION OF NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
04.	APPROVAL OF THE ORACLE CORPORATION AMENDED AND RESTATED 2000 LONG- TERM EQUITY INCENTIVE PLAN.	For	Issuer	For	With
05.	RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2018.	For	Issuer	For	With
06.	STOCKHOLDER PROPOSAL REGARDING POLITICAL CONTRIBUTIONS REPORT.	For	Issuer	For	With
07.	STOCKHOLDER PROPOSAL REGARDING PAY EQUITY REPORT.	For	Issuer	For	With
08.	STOCKHOLDER PROPOSAL REGARDING PROXY ACCESS REFORM.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Forester Funds, Inc

By /s/Thomas H. Forester

* Thomas H. Forester

CEO and CFO

Date: August 23, 2018

*Print the name and title of each signing officer under his or her signature.